Securities - Summary of Credit Risk Exposure by Internal Risk Rating (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2025	Oct. 31, 2024
Disclosure of credit risk exposure [line items]
Securities at Fair Value Through Other Comprehensive Income	$ 134	$ 143